26. INCOME TAXES (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Federal tax provision (benefit) at the statutory rate	34.00%	34.00%
State income tax provision (benefit), net of federal benefit	(2.70%)	(2.60%)
Net change in net operating loss carryforwards	(16.60%)	23.40%
Stock-based compensation expense	(15.60%)	(13.80%)
Decrease (Increase) in estimated fair value of embedded derivative liabilities	2.90%	(2.20%)
Provision for slow-moving and obsolete inventory	(2.10%)
Accrued interest not deductible for tax return purposes	(1.20%)	(0.70%)
Accrued liabilities not deductible for tax return purposes	(1.10%)	(1.20%)
Total	(2.40%)	36.90%
Valuation allowance	2.40%	(36.90%)
Effective tax rate	0.00%	0.00%